UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 340-7005

Date of fiscal year end: October 31

Date of reporting period:  July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record

Vote Summary Report
Jul 01, 2004 - Jun 30, 2005

Thrivent Financial Securities Lending Trust

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

None

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 25, 2005

THRIVENT FINANCIAL

SECURITIES LENDING TRUST

*

Pamela J. Moret

President

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of

Pamela J. Moret pursuant to a power of attorney incorporated by reference from the initial registration statement of Thrivent Financial Securities Lending Trust on Form N-1A, file

no. 811-21622, filed on August 25, 2004.

*By: /s/ John C. Bjork

John C. Bjork, Attorney-in-fact